TYCO INTERNATIONAL FINANCE S.A. Condensed Balance Sheet (Details) - USD ($)	Sep. 30, 2016	Sep. 02, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	$ 579,000,000		$ 553,000,000	$ 364,000,000	$ 985,000,000
Accounts Receivable, Net, Current	6,394,000,000		3,617,000,000
Inventories	2,888,000,000		1,665,000,000
Intercompany receivables	0
Assets held for sale	5,812,000,000		3,759,000,000
Other current assets	1,436,000,000		875,000,000
Assets, Current	17,109,000,000		10,469,000,000
Property, plant and equipment - net	5,632,000,000		3,683,000,000	3,847,000,000
Goodwill	21,024,000,000		4,460,000,000	4,571,000,000
Other intangible assets - net	7,540,000,000		1,387,000,000
Investments in partially-owned affiliates	990,000,000		497,000,000
Investments in affiliates	0
Intercompany loans receivable	0
Noncurrent assets held for sale	7,374,000,000		6,854,000,000
Other noncurrent assets	3,510,000,000		2,240,000,000
Total assets	63,179,000,000		29,590,000,000	32,777,000,000
Short-term Debt	1,078,000,000		35,000,000
Current portion of long-term debt	628,000,000		806,000,000
Accounts payable	4,000,000,000		2,580,000,000
Accrued compensation and benefits	1,333,000,000		698,000,000
Disposal Group, Including Discontinued Operation, Liabilities	4,276,000,000		3,998,000,000
intercompany payable	0
Other current liabilities	5,016,000,000		2,329,000,000
Liabilities, Current	16,331,000,000		10,446,000,000
Long-term debt	11,053,000,000		5,367,000,000
Pension and postretirement benefits	1,550,000,000		649,000,000
Intercompany loans payable	0
Noncurrent liabilities held for sale	3,888,000,000		828,000,000
Other noncurrent liabilities	5,033,000,000		1,590,000,000
Liabilities, Noncurrent	21,524,000,000		8,434,000,000
Redeemable noncontrolling interests	234,000,000		212,000,000
Common Stock, Value, Issued	9,000,000	$ 0	7,000,000
Treasury Stock, Value	(20,000,000)		(3,152,000,000)
Other shareholders' equity	24,129,000,000
Stockholders' Equity Attributable to Parent	24,118,000,000		10,335,000,000	$ 11,270,000,000	$ 12,273,000,000
Noncontrolling interests	972,000,000		163,000,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	25,090,000,000		10,498,000,000
Liabilities and Equity	63,179,000,000		29,590,000,000
Consolidation, Eliminations [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	0		0
Accounts Receivable, Net, Current	0
Inventories	0
Intercompany receivables	(6,206,000,000)
Assets held for sale	0
Other current assets	0
Assets, Current	(6,206,000,000)
Property, plant and equipment - net	0
Goodwill	0
Other intangible assets - net	0
Investments in partially-owned affiliates	0
Investments in affiliates	(71,771,000,000)
Intercompany loans receivable	(47,647,000,000)
Noncurrent assets held for sale	0
Other noncurrent assets	0
Total assets	(125,624,000,000)
Short-term Debt	0
Current portion of long-term debt	0
Accounts payable	0
Accrued compensation and benefits	0
Disposal Group, Including Discontinued Operation, Liabilities	0
intercompany payable	(6,206,000,000)
Other current liabilities	0
Liabilities, Current	(6,206,000,000)
Long-term debt	0
Pension and postretirement benefits	0
Intercompany loans payable	(47,647,000,000)
Noncurrent liabilities held for sale	0
Other noncurrent liabilities	0
Liabilities, Noncurrent	(47,647,000,000)
Redeemable noncontrolling interests	0
Common Stock, Value, Issued	0
Treasury Stock, Value	0
Other shareholders' equity	(71,771,000,000)
Stockholders' Equity Attributable to Parent	(71,771,000,000)
Noncontrolling interests	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	(71,771,000,000)
Liabilities and Equity	(125,624,000,000)
Other Subsidiaries
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	324,000,000		553,000,000
Accounts Receivable, Net, Current	6,394,000,000
Inventories	2,888,000,000
Intercompany receivables	6,188,000,000
Assets held for sale	5,812,000,000
Other current assets	1,429,000,000
Assets, Current	23,035,000,000
Property, plant and equipment - net	5,632,000,000
Goodwill	20,750,000,000
Other intangible assets - net	7,540,000,000
Investments in partially-owned affiliates	990,000,000
Investments in affiliates	0
Intercompany loans receivable	15,631,000,000
Noncurrent assets held for sale	7,374,000,000
Other noncurrent assets	3,510,000,000
Total assets	84,462,000,000
Short-term Debt	1,078,000,000
Current portion of long-term debt	628,000,000
Accounts payable	3,999,000,000
Accrued compensation and benefits	1,333,000,000
Disposal Group, Including Discontinued Operation, Liabilities	4,276,000,000
intercompany payable	18,000,000
Other current liabilities	4,979,000,000
Liabilities, Current	16,311,000,000
Long-term debt	8,640,000,000
Pension and postretirement benefits	1,550,000,000
Intercompany loans payable	13,336,000,000
Noncurrent liabilities held for sale	3,888,000,000
Other noncurrent liabilities	5,011,000,000
Liabilities, Noncurrent	32,425,000,000
Redeemable noncontrolling interests	234,000,000
Common Stock, Value, Issued	0
Treasury Stock, Value	0
Other shareholders' equity	34,520,000,000
Stockholders' Equity Attributable to Parent	34,520,000,000
Noncontrolling interests	972,000,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	35,492,000,000
Liabilities and Equity	84,462,000,000
Johnson Controls International plc
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	11,000,000		0
Accounts Receivable, Net, Current	0
Inventories	0
Intercompany receivables	16,000,000
Assets held for sale	0
Other current assets	6,000,000
Assets, Current	33,000,000
Property, plant and equipment - net	0
Goodwill	0
Other intangible assets - net	0
Investments in partially-owned affiliates	0
Investments in affiliates	12,460,000,000
Intercompany loans receivable	18,680,000,000
Noncurrent assets held for sale	0
Other noncurrent assets	0
Total assets	31,173,000,000
Short-term Debt	0
Current portion of long-term debt	0
Accounts payable	1,000,000
Accrued compensation and benefits	0
Disposal Group, Including Discontinued Operation, Liabilities	0
intercompany payable	3,873,000,000
Other current liabilities	3,000,000
Liabilities, Current	3,877,000,000
Long-term debt	0
Pension and postretirement benefits	0
Intercompany loans payable	3,178,000,000
Noncurrent liabilities held for sale	0
Other noncurrent liabilities	0
Liabilities, Noncurrent	3,178,000,000
Redeemable noncontrolling interests	0
Common Stock, Value, Issued	9,000,000
Treasury Stock, Value	(20,000,000)
Other shareholders' equity	24,129,000,000
Stockholders' Equity Attributable to Parent	24,118,000,000
Noncontrolling interests	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	24,118,000,000
Liabilities and Equity	31,173,000,000
Tyco Fire & Security Finance SCA
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	0		0
Accounts Receivable, Net, Current	0
Inventories	0
Intercompany receivables	0
Assets held for sale	0
Other current assets	0
Assets, Current	0
Property, plant and equipment - net	0
Goodwill	0
Other intangible assets - net	0
Investments in partially-owned affiliates	0
Investments in affiliates	31,405,000,000
Intercompany loans receivable	0
Noncurrent assets held for sale	0
Other noncurrent assets	0
Total assets	31,405,000,000
Short-term Debt	0
Current portion of long-term debt	0
Accounts payable	0
Accrued compensation and benefits	0
Disposal Group, Including Discontinued Operation, Liabilities	0
intercompany payable	0
Other current liabilities	2,000,000
Liabilities, Current	2,000,000
Long-term debt	0
Pension and postretirement benefits	0
Intercompany loans payable	18,680,000,000
Noncurrent liabilities held for sale	0
Other noncurrent liabilities	0
Liabilities, Noncurrent	18,680,000,000
Redeemable noncontrolling interests	0
Common Stock, Value, Issued	0
Treasury Stock, Value	0
Other shareholders' equity	12,723,000,000
Stockholders' Equity Attributable to Parent	12,723,000,000
Noncontrolling interests	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	12,723,000,000
Liabilities and Equity	31,405,000,000
Tyco International Finance S.A.
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	244,000,000		$ 0
Accounts Receivable, Net, Current	0
Inventories	0
Intercompany receivables	2,000,000
Assets held for sale	0
Other current assets	1,000,000
Assets, Current	247,000,000
Property, plant and equipment - net	0
Goodwill	274,000,000
Other intangible assets - net	0
Investments in partially-owned affiliates	0
Investments in affiliates	27,906,000,000
Intercompany loans receivable	13,336,000,000
Noncurrent assets held for sale	0
Other noncurrent assets	0
Total assets	41,763,000,000
Short-term Debt	0
Current portion of long-term debt	0
Accounts payable	0
Accrued compensation and benefits	0
Disposal Group, Including Discontinued Operation, Liabilities	0
intercompany payable	2,315,000,000
Other current liabilities	32,000,000
Liabilities, Current	2,347,000,000
Long-term debt	2,413,000,000
Pension and postretirement benefits	0
Intercompany loans payable	12,453,000,000
Noncurrent liabilities held for sale	0
Other noncurrent liabilities	22,000,000
Liabilities, Noncurrent	14,888,000,000
Redeemable noncontrolling interests	0
Common Stock, Value, Issued	0
Treasury Stock, Value	0
Other shareholders' equity	24,528,000,000
Stockholders' Equity Attributable to Parent	24,528,000,000
Noncontrolling interests	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	24,528,000,000
Liabilities and Equity	$ 41,763,000,000